Property, Equipment, and Other Fixed Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Property, Equipment, and Other Fixed Assets [Abstract]
Depreciation expense	$ 208,747	$ 52,397	$ 539,692	$ 325,395